21. EQUITY (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EquityAbstractLineItems [Line Items]
Outstanding shares	807,707,162	811,759,800	811,416,022
Ordinary shares [member]
EquityAbstractLineItems [Line Items]
Outstanding shares	812,473,246	812,473,246	812,473,246
Treasury shares [member]
EquityAbstractLineItems [Line Items]
Outstanding shares	(4,766,084)	(713,446)	(1,057,224)